Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2016
Registrant Name	DREYFUS INSTITUTIONAL PREFERRED MONEY MARKET FUNDS
Central Index Key	0001038520
Amendment Flag	false
Document Creation Date	May 25, 2016
Document Effective Date	May 26, 2016
Prospectus Date	May 26, 2016
Administrative Shares Prospectus | Dreyfus Institutional Preferred Money Market Fund | Administrative shares
Prospectus:
Trading Symbol	DILXX
Participant Shares Prospectus | Dreyfus Institutional Preferred Money Market Fund | Participant shares
Prospectus:
Trading Symbol	DIJXX